Regulation	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Regulation	REGULATION
General
The earnings of the Corporation's regulated utilities are determined under cost of service ("COS") regulation, with some using performance-based rate setting ("PBR") mechanisms.

Under COS regulation, the regulator sets customer rates to permit a reasonable opportunity for the timely recovery of the estimated costs of providing service, including a fair rate of return on a regulatory deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). PBR mechanisms generally apply a formula that incorporates inflation and assumed productivity improvements for a set term.

The ability to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on achieving the forecasts established in the rate-setting process. There can be varying degrees of regulatory lag between when costs are incurred and when they are reflected in customer rates.

The Corporation's regulated utilities, where applicable, are permitted by their respective regulators to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8).

Nature of Regulation
		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2021	2020	Significant Features
ITC (2)	Federal Energy Regulatory Commission ("FERC")	60.0	10.77	10.77	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC") (4)	53.0	9.15	9.75	COS regulation Historical test year
	FERC	(5)	(5)	(5)	Formula transmission rates
UNS Electric	ACC	52.8	9.50	9.50
UNS Gas	ACC	50.8	9.75	9.75

Central Hudson (6)	New York State Public Service Commission ("PSC")	50.0	9.00	8.80	COS regulation Future test year

FortisBC Energy	British Columbia Utilities Commission ("BCUC")	38.5	8.75	8.75	COS regulation with formula components and incentives (7)

FortisBC Electric	BCUC	40.0	9.15	9.15	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	8.50	8.50	PBR (8)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.50	8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35	9.35	COS regulation Future test year

FortisOntario (9)	Ontario Energy Board	40.0	8.52-9.30	8.52-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (10)	Utility Regulation and Competition Office	N/A	6.00-8.00	6.75-8.75	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (11)	Government of the Turks and Caicos Islands	N/A	15.00-17.50	15.00-17.50	COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Includes the allowed common equity and base ROE plus incentive adders for ITCTransmission, METC, and ITC Midwest. See "Significant Regulatory Developments" below
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)    Effective January 1, 2021, an approved ROE of 9.15% with a 0.20% return on the fair value increment. The common equity component of capital structure for 2020 was 50%
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio. See "Significant Regulatory Developments" below
(6)    Allowed common equity percentage is updated annually on July 1st. See "Significant Regulatory Developments" below
(7)    Formula and incentives have been set through 2024. See "Significant Regulatory Developments" below
(8)    FortisAlberta is subject to PBR including mechanisms for flow-through costs and capital expenditures not otherwise recovered through customer rates. FortisAlberta's current PBR term expires as of December 31, 2022. See "Significant Regulatory Developments" below
(9)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(10)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(11)    Operates under 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037

Significant Regulatory Developments

ITC
Transmission Incentives: In April 2021, FERC issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released in March 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") ROE incentive adder for existing RTO members that have been members longer than three years, like ITC. In June 2021, ITC filed its comments on the supplemental NOPR supporting the continuation of the ROE incentive adder for RTO members. The timeline for FERC to issue a final rule in this proceeding as well as the likely outcome and potential impacts to Fortis cannot be determined at this time.
UNS Energy
FERC Rate Case: In 2019, FERC issued an order accepting formula transmission rates proposed by TEP, subject to refund following hearing and settlement procedures. A settlement in principle was reached in August 2021, and a settlement agreement including an ROE of 9.79% was filed with FERC in December 2021. Until conclusion of the proceeding, customer rates continue to be charged under the 2019 FERC order and remain subject to refund pending the final order. The timing and outcome of this proceeding remains unknown.

Central Hudson
General Rate Application: In November 2021, the PSC approved a three-year rate plan for Central Hudson with retroactive application to July 1, 2021, including an ROE of 9.0%, and a common equity component of capital structure of 50% declining by 1% annually to 48% in the third rate year. The three-year rate plan also reflects the use of existing regulatory balances and other measures to reduce customer bill impacts, the recovery of finance charges which had not been billed to customers since the second quarter of 2020, as well as initiatives to support New York State's climate goals.

FortisBC Energy and FortisBC Electric
Generic Cost of Capital ("GCOC") Proceeding: In January 2021, the BCUC announced the initiation of a GCOC proceeding including a review of the common equity component of capital structure and the allowed ROE. The timing and outcome of this proceeding, including the effective date of any change in the cost of capital for 2022 or beyond, remains unknown.

FortisAlberta
2022 GCOC Proceeding: In March 2021, the AUC concluded the 2022 GCOC proceeding and extended the existing allowed ROE of 8.5% using a 37% equity component of capital structure through 2022.

2023 COS Application: The final year of FortisAlberta's second PBR term is 2022. In June 2021, the AUC issued a decision confirming the approach to be adopted by Alberta distribution utilities for the COS rebasing year in 2023. In November 2021, FortisAlberta filed its 2023 COS application and a decision is expected in the third quarter of 2022.

2023/2024 GCOC Proceeding: In January 2022, the AUC initiated proceedings to establish the cost of capital parameters for 2023 and to consider a formula-based approach to setting the allowed ROE for 2024 and beyond. The AUC is considering extending the existing allowed ROE of 8.5% using a 37% equity component of capital structure through 2023. Comments on this proposal are due in February 2022 and a decision is expected in the first quarter of 2022. The GCOC proceeding for 2024 and beyond is expected to commence in the third quarter of 2022, with a decision expected in 2023.

Third PBR Term: In July 2021, the AUC issued a decision confirming that Alberta distribution utilities will be subject to a third PBR term commencing in 2024 with going-in rates based on the 2023 COS rebasing. The AUC also initiated a new proceeding to consider the design of the third PBR term. FortisAlberta will submit comments with respect to the design of the third PBR term in 2022 and a decision from the AUC is expected in 2023.
Independent System Operator Tariff Proceeding: In April 2021, the AUC issued a decision confirming that distribution facility owners, such as FortisAlberta, will no longer be permitted to earn a return on contributions made to the Alberta Electric System Operator ("AESO") on a prospective basis from the date of the decision. Contributions made prior to that date are not impacted. The decision did not have a material financial impact on the Corporation in 2021 and it is not expected to materially impact future periods. In January 2022, the Alberta Court of Appeal granted a full appeal on this matter. In doing so, the Alberta Court of Appeal also permitted a related appeal regarding the legality of the AUC's AESO customer contribution policy. FortisAlberta will fully participate in the appeal regarding the legality of the AESO customer contribution policy and will closely monitor the preceding related to earned returns on future AESO contributions.